CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts, net	$ 92	$ 34
Prepayments from customers, current portion	5,904	6,647
Accrued expenses and other current liabilities	56,472	60,429
Income tax payable	14,929	11,685
Operating lease liabilities, current portion	16,399
Deferred revenue, current portion	31,993	29,578
Long-term debt, current portion	87
Amounts due to related parties, current portion	124
Prepayments from customers, non-current portion	2,508	3,582
Deferred revenue, non-current portion	5,531	6,915
Other non-current liabilities	11,034	8,541
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,110 and $1,271 as of December 31, 2018 and 2019, respectively)	3,384	$ 1,110
Operating lease liabilities, non-current portion	$ 71,012
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	99,999,999	99,999,999
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	27,586,346	29,213,801
VIE
Prepayments from customers, current portion	$ 5,904	$ 6,647
Accrued expenses and other current liabilities	47,825	54,443
Income tax payable	14,364	11,298
Operating lease liabilities, current portion	13,068	0
Deferred revenue, current portion	30,266	29,578
Long-term debt, current portion	0	0
Amounts due to related parties, current portion	124	0
Prepayments from customers, non-current portion	2,508	3,582
Deferred revenue, non-current portion	4,206	5,567
Other non-current liabilities	9,167	8,541
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,110 and $1,271 as of December 31, 2018 and 2019, respectively)	1,271	1,110
Operating lease liabilities, non-current portion	$ 68,509	$ 0